Note 8 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2019	December 31, 2020
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shiping Ltd.	(a)	37,650,000	24,625,000
Diamantis Shipowners Ltd.	(b)	3,507,220	3,026,300
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(c)	12,050,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(d)	32,000,000	28,500,000
		85,207,220	67,301,300
Less: Current portion		(12,541,840)	(20,891,840)
Long-term portion		72,665,380	46,409,460
Deferred charges, current portion		246,520	246,520
Deferred charges, long-term portion		477,595	189,432
Long-term bank loans, current portion net of deferred charges		12,295,320	20,645,320
Long-term bank loans, long-term portion net of deferred charges		72,187,785	46,220,028

Loan from related party, current
Euroseas Ltd.	(e)	5,000,000	2,500,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2021	20,891,840
2022	8,884,460
2023	37,525,000
Total	67,301,300